Accounts receivable, net - Credit loss provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Balance at beginning of the year	¥ (2,303)	¥ (2,296)	¥ (4,449)
Current year provision	(13,888)	(993)	(715)
Current year reversal	474	986	2,868
Balance at end of the year	¥ (15,717)	¥ (2,303)	¥ (2,296)